Deposits - Summary of Maturity Distribution of Time Certificates of Deposits (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Maturities Of Time Deposits [Abstract]
Due in 2014	$ 37,018,000
Due in 2015	12,928,000
Due in 2016	7,856,000
Due in 2017	5,590,000
Due in 2018	3,579,000
Due in 2019 and thereafter	116,000
Total	$ 67,086,776	$ 70,712,831